RISK MANAGEMENT (Details 12) - Market Risk [Member] - USD $ in Thousands, $ in Thousands	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Consolidated [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 5,710		$ 3,950
Consolidated [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 1,560	1,080
Consolidated [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		3,010	2,250
Fixed-Income Investments [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		5,510	2,710
Fixed-Income Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		1,150	550
Fixed-Income Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2,360	1,330
Variable-Income Investments [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		10	30
Variable-Income Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		0	0
Variable-Income Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		0	0
Foreign Currency Investments [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		4,210	3,830
Foreign Currency Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		530	610
Foreign Currency Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 1,710	$ 1,910